Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
December 22, 2022
Alberto Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	229
	Funds:	LVIP JPMorgan Core Bond Fund LVIP JPMorgan Mid Cap Value Fund LVIP JPMorgan Small Cap Core Fund LVIP JPMorgan U.S. Equity Fund (each a “Fund”)

Dear Mr. Zapata:
Attached for filing via EDGAR is Post-Effective Amendment No. 229 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on behalf of the Funds.
The Amendment creates the four new Funds named above, each of which is being registered in order to serve as an acquiring shell fund in a reorganization. The Trust is filing a registration statement on Form N-14 to register the shares to be issued in those reorganizations. The Trust anticipates delaying the effectiveness of the Amendment until the closing of the reorganizations, which are scheduled for May 1, 2023.
Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Sam Goldstein Sam Goldstein, Esq. Vice President and Assistant General Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel